Business combination (Tables)	12 Months Ended
Dec. 31, 2017
Business combination [Abstract]
Fair value of assets acquired and liabilities assumed
The fair value of the identifiable assets and liabilities of Catanduva as of May 31, 2017 were as follows:

Fair value

ASSETS

Cash and cash equivalents	1,513
Accounts receivable	2,280
Taxes recoverable	3,025
Other credits	22
Property, plant and equipment	14,125
Intangible assets - customer relationship	2,195
Total assets	23,160

LIABILITIES

Trade payables	(296)
Loans and financing	(544)
Tax installments	(5,900)
Taxes payables	(1,858)
Other liabilities	(1,373)
Deferred taxes liability	(746)
Total liabilities	(10,717)

Total identifiable net assets at fair value	12,443

Non-controlling interests at the proportionate share of the value of net identifiable assets acquired (50% of net assets)	(6,221)